INCOME TAXES - Schedule of Net Income (Loss) Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of net income (loss) before income tax
Profit before income taxes	¥ 55,583,429	$ 7,828,762	¥ (874,511,343)	¥ 12,308,294
Cayman Islands
Schedule of net income (loss) before income tax
Profit before income taxes	55,064,996	7,755,742	28,219,345	(37,599,025)
Hong Kong
Schedule of net income (loss) before income tax
Profit before income taxes	(7,637,919)	(1,075,778)	(16,096,157)	(14,883,394)
China
Schedule of net income (loss) before income tax
Profit before income taxes	¥ 8,156,352	$ 1,148,798	¥ (886,634,531)	¥ 64,790,713